Goodwill and Intangible Assets - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Oct. 01, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill recognized	$ 667,936
Amortization expense	$ 5,377	$ 0	$ 0